Financial Assets and Liabilities - Summary of Impact of Hedged Items on Consolidated Statements of Financial Position (Detail) - Interest rate risk [member] - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	₱ (6,169)	₱ (4,546)
Cost of hedging reserve	75	75
Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(2,038)	(1,599)
Cost of hedging reserve	2	3
US$300M Notes 2031 [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(6,169)	(4,546)
Cost of hedging reserve	75	75
US$140M PNB [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(2,038)	(1,599)
Cost of hedging reserve	₱ 2	₱ 3